151 Farmington Avenue
                                             Hartford, CT  06156

                                             Linda T. Tudan
                                             Contracts & Prospectuses, TS41
                                             (860)273-0437
                                             Fax: (860)273-3004

December 2, 1997

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC 20549
Att: Filing Room

RE: Aetna Life Insurance and Annuity Company
    Variable Annuity Account C
    File Nos. 33- 81216, 811-2513; CIK 0000103007 on Form N-4
    Prospectus Title: Group Flexible Premium Deferred Variable Annuity Contract for State University of New York (SUNY) Defined Contribution Retirement Plan

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus contained in Post-Effective Amendment No. 10 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 17, 1997, to be effective November 28, 1997. In addition, the text of the Prospectus and the Supplement to the Statement of Additional Information has not changed since such filing; therefore in reliance upon paragraph (j) of Rule 497, the Prospectus and Supplement to the Statement of Additional Information are not included herewith.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-0437.

Sincerely,

/s/ Linda T. Tudan
------------------
Linda T. Tudan